PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 3,554	$ 3,230
Accumulated depreciation	3,131	2,850
Property and equipment, net	423	380
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,810	2,533
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	378	356
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 366	$ 341